As filed with the Securities and Exchange Commission on January 3, 2007
                                     Investment Company Act File Number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   October 31

Date of reporting period:  October 31, 2006

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200


================================================================================




Dear Shareholders:


We are pleased to present the annual report of Daily Tax Free Income Fund, Inc. (the "Fund") for the year ended October 31, 2006.

As of October 31, 2006, the Fund had net assets of $365,729,373 and 1,686 active shareholders.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,

\s\ Steven W. Duff






Steven W. Duff
President













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
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DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED OCTOBER 31, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.


















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
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================================================================================

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
               Class A                      5/01/06                  10/31/06                      Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,013.10                     $5.12
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.11                     $5.14
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
               Class B                      5/01/06                  10/31/06                      Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,014.30                     $3.86
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,021.37                     $3.87
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
          Thornburg Shares                  5/01/06                  10/31/06                      Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,013.10                     $5.12
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.11                     $5.14
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value      Expenses Paid During the
       First Southwest Shares               5/01/06                  10/31/06                      Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,012.90                     $5.28
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.96                     $5.30
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratios of 1.01%, 0.76%, 1.01%, and 1.04%, for the Class A, Class B, Thornburg Shares, and First Southwest Shares, respectively, multiplied by the average account value over the period (May 1, 2006 through October 31, 2006), multiplied by 184/365 (to reflect the most recent fiscal half-year).















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
--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (c) (1.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,300,000   Clipper Tax Exempt Certificates Trust (Massachusetts Non-AMT)
              - Series 2001-4
              Insured by MBIA Insurance Corporation                             03/08/07    3.60%    $ 2,300,000    VMIG-1
  2,905,000   Clipper Tax Exempt Certificates Trust (Texas Non-AMT)
              - Series 2001-3
              Insured by MBIA Insurance Corporation                             03/08/07    3.60       2,905,000    VMIG-1
-----------                                                                                          -----------
  5,205,000   Total Put Bonds                                                                          5,205,000
-----------                                                                                          -----------

Tax Exempt Commercial Paper (4.83%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series A                               12/12/06    3.52%    $ 6,000,000     P-1      A1+
  3,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series B                               12/12/06    3.50       3,000,000     P-1      A1+
  2,030,000   Metropolitan Government of Nashville & Davidson County, TN
              Health & Educational Facilities Board
              (Vanderbilt University) - Series 2004A                            12/05/06    3.50       2,030,000     P-1      A1+
  3,700,000   San Antonio, TX Water System - Series A                           12/13/06    3.50       3,700,000     P-1      A1+
  2,920,000   Sunshine State Government Finance Commission RB - Series H
              (City of Orlando Program)                                         11/15/06    3.47       2,920,000     P-1      A1+
-----------                                                                                          -----------
 17,650,000   Total Tax Exempt Commercial Paper                                                       17,650,000
-----------                                                                                          -----------

Tax Exempt General Obligation Notes & Bonds (21.76%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Antigo, WI Unified School District TRAN (d)                       11/01/07    3.67%    $ 1,001,730
  2,200,000   Belmont County, OH BAN (d)                                        03/14/07    3.55       2,205,418
  1,200,000   Bonduel, WI School District TRAN (d)                              08/24/07    3.69       1,200,561
    900,000   Cadott, WI Community School District (d)                          09/28/07    3.65         900,389
  1,300,000   Columbus, WI School District TRAN (d)                             10/29/07    3.69       1,301,118
  1,500,000   Delavan Darien, WI School District TRAN (d)                       08/29/07    3.74       1,500,710
  8,000,000   Dublin City, WI Everest Area School District 2006 TRAN (d)        08/27/07    3.92       8,000,489
  7,000,000   Elkhart, IN Community Schools Tax Anticipation Time Warrants (d)  12/29/06    4.35       7,011,018
  3,500,000   Elkhorn, WI Area School District TRAN (d)                         08/24/07    3.73       3,501,899
  1,550,000   Fairborn, OH Tax Increment RB
              (Commerce Boulevard Extension) - Series 2005
              LOC US Bank, N.A.                                                 09/13/07    3.68       1,560,601     P-1      A-1+
    900,000   Florence County, WI School District TRAN (d)                      10/26/07    3.68        901,024




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Glenwood City, WI School District TRAN (d)                        09/25/07    3.65%    $ 1,000,432
  2,760,000   Greendale School District, WI TRPN (d)                            09/26/07    3.64       2,761,439
  2,600,000   Maple Dale - Indian Hill, WI School District TRAN (d)             08/30/07    3.77       2,600,618
  1,290,000   Marion County District, OH BAN - Series 2006 (d)                  05/03/07    3.75       1,294,669
  1,900,000   Menomonie, WI Area School District TRAN (d)                       09/04/07    3.62       1,901,221
  5,000,000   Merrill, WI Area Common Public School District
              (Lincoln & Marathon Counties) (d)                                 10/04/07    3.60       5,002,216
  1,000,000   Michigan Public Educational Facilities Authority - Series 2006 A
              LOC  Bank of New York                                             08/31/07    3.85       1,005,186     P-1      A-1+
  1,200,000   Mount Vernon, OH BAN (d)                                          03/22/07    3.58       1,201,655
  2,690,000   Muskingum County, OH (Bartlett Run) BAN (d)                       07/17/07    3.90       2,700,963
  1,000,000   Muskingum County, OH BAN (Brandywine Loop) (d)                    09/27/07    3.70       1,004,352
  3,500,000   North St. Paul Maplewood Oakdale, MN
              Independent School District #622 (d)                              08/13/07    3.85       3,517,003
  1,600,000   Prescott, WI School District (d)                                  10/24/07    3.67       1,601,495
  4,900,000   Prior Lake Savage Area Schools, MN
              Independent School District  #719 (d)                             08/13/07    3.85       4,923,804
  2,900,000   Rice Lake, WI Area School District (d)                            11/01/07    3.61       2,902,486
  1,080,000   Rio, WI Community School District (d)                             10/16/07    3.65       1,080,489
  1,500,000   Sheboygan, WI Area School District (d)                            06/27/07    3.62       1,500,755
  4,700,000   Spring Lake Park, MN Independent School District No. 016 (d)      09/24/07    3.77       4,723,403
  2,000,000   Trumbull County, OH (d)                                           04/04/07    3.57       2,008,067
  1,900,000   Valders, WI Area School District TRAN (d)                         09/21/07    3.64       1,900,974
  1,750,000   Waukesha, WI BAN                                                  07/02/07    3.96       1,754,493    MIG-1
  3,080,000   Wisconsin Arrowhead High School District (d)                      09/28/07    3.63       3,081,859
  1,030,000   Woodruff & Arbor Vitae, WI School District No.1 (d)               08/27/07    3.66       1,030,977
-----------                                                                                          -----------
 79,430,000   Total Tax Exempt General Obligation Notes & Bonds                                       79,583,513
-----------                                                                                          -----------

Variable Rate Demand Instruments (e) (66.78%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,115,000   ABN AMRO Munitops Certificates Trust (Alaska Non-AMT)
              Single Asset - Series 2006-9 (State of Alaska International
              Airports System RRB - Series 2006 B,D) (d)
              Insured by MBIA Insurance Corporation                             10/01/14    3.61%    $ 3,115,000
  5,000,000   ABN AMRO Munitops Certificates Trust (Arizona Non-AMT)
              Single Asset - Series 2005-54
              Insured by FGIC                                                   07/01/13    3.60       5,000,000     P-1      A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   ABN AMRO Munitops Certificate Trust (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                   06/01/13    3.60%    $ 3,000,000     P-1      A1+
  2,000,000   ABN AMRO Munitops Certificates Trust (Florida Non-AMT)
              Single Asset - Series 2004-48
              Insured by AMBAC Assurance Corporation                            06/01/12    3.60       2,000,000    VMIG-1
  1,500,000   ABN AMRO Munitops Certificates Trust (Florida Non-AMT),
              Series 2006-50
              Insured by MBIA Insurance Corporation                             09/01/14    3.60       1,500,000    VMIG-1
  5,475,000   ABN AMRO Munitops Certificates Trust (Texas Non-AMT)
              Single Asset - Series 2005-47
              (Edinburgh Consolidated Independent
              School District (Hidalgo County, TX) - Series 2005) (d)
              Guaranteed by Texas Permanent School Fund                         02/15/13    3.61       5,475,000
  6,995,000   ABN AMRO Munitops Certificates Trust, VA Single Asset
              - Series 2005-48 (Rector and Visitors of the University
              of Virginia General Revenue Pledge Bonds - Series 2005)           06/01/13    3.59       6,995,000    VMIG-1
  1,000,000   Bradford County, FL Health Facilities Authority
              (Shands Teaching Hospital & Clinics Inc.) - Series 1996B
              Insured by MBIA Insurance Corporation                             12/01/26    3.42       1,000,000    VMIG-1    A1+
  1,900,000   Burke County, GA Development Authority PCRB.
              (Oglethorpe Power Vogtle Project) - Series 1994A
              Insured by FGIC                                                   01/01/19    3.60       1,900,000    VMIG-1    A1+
  1,000,000   Cincinnati & Hamilton County, OH Port Authority EDRB
              (Kenwood Office Association Project)
              LOC Fifth Third Bank                                              09/01/25    3.75       1,000,000              A1+
 11,850,000   City of Fultondale, AL GO Warrants - Series 2005B
              LOC Allied Irish Bank PLC                                         11/01/33    3.58      11,850,000               A1
  1,255,000   City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25    3.67       1,255,000     P-1
  3,000,000   Cohasset, MN RB (Minnesota Power & Light Co. Project)
              - Series 1997A
              LOC LaSalle Bank, N.A.                                            06/01/20    3.58       3,000,000              A1+
  4,000,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Health Care Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                              11/01/22    3.56       4,000,000              A1+





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Colorado Health Facilities Authority (Catholic Health Initiatives)
              - Series 2004B-4                                                  03/01/23    3.58%    $ 2,000,000    VMIG-1    A1+
  8,000,000   Cook County, IL Capital Improvement GO Bonds - Series 2004E       11/01/33    3.54       8,000,000    VMIG-1    A1+
  2,000,000   County of Henry, OH Improvement RB
              (Henry County Hospital, Inc.) - Series 2006
              LOC Key Bank, N.A.                                                03/01/31    3.64       2,000,000     P-1       A1
  7,000,000   Cuyahoga County, OH HRB (The Metrohealth System Project)
              - Series 2003
              LOC Key Bank, N.A.                                                03/01/33    3.60       7,000,000    VMIG-1
  1,300,000   Dade County, FL RB (Water and Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22    3.55       1,300,000    VMIG-1    A1+
  5,000,000   Detroit, MI Sewage Disposal System Refunding RB - Series 1998A
              Insured by MBIA Insurance Corporation                             07/01/23    3.56       5,000,000    VMIG-1    A1+
  2,315,000   Eagle Tax-Exempt Trust, J Series Class A COPs
              Related to State of Florida Full Faith and Credit,
              State Board of Education Capital Outlay Bonds, 2003 Series B      06/01/33    3.61       2,315,000              A1+
    100,000   Fairfax County, VA Obligation RB (Fairfax Hospital System, Inc.)
              - Series 1988A-D                                                  10/01/25    3.46         100,000    VMIG-1    A1+
  1,400,000   Floaters-TRs Series FR-M6J (Commonwealth of Massachusetts
              GO Bonds Consolidated Loan of 2002 Series C)
              Insured by FSA                                                    11/01/11    3.63       1,400,000    VMIG-1
  2,660,000   Florida Housing Finance Corporation, Multifamily Mortgage RB
              (Heather Glenn Apartments Project) - Series 2003H
              Guaranteed by Federal National Mortgage Association               06/15/36    3.59       2,660,000    VMIG-1
  1,855,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                              10/01/22    3.62       1,855,000    VMIG-1    A1+
  1,000,000   Greensboro, NC Public Improvement - Series 1994B                  04/01/14    3.58       1,000,000    VMIG-1    A1+
  2,100,000   Highlands County, FL (Adventist Health System/Sunbelt Inc.
              Accounts Receivable Program) - Series 2000B
              Insured by FGIC                                                   12/01/26    3.57       2,100,000    VMIG-1    A1+
  7,000,000   Illinois Development Finance Authority
              (North Park University Project)  - Series 2005
              LOC JPMorgan Chase Bank, N.A.                                     07/01/35    3.57       7,000,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                   02/01/33    3.67       3,400,000              A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,020,000   Indiana Development Finance Authority, Educational Facilities RB
              (Sycamore Schools, Inc. Project) - Series 2004
              LOC Key Bank, N.A.                                                08/01/24    3.61%    $ 4,020,000    VMIG-1     A1
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                              12/01/14    3.59       3,000,000    VMIG-1    A1+
  5,000,000   Jacksonville, FL Electric Authority RB
              (Disctrict Energy System) - Series 2004A
              LOC State Street Bank & Trust Company                             10/01/34    3.55       5,000,000    VMIG-1
  2,945,000   Jefferson County, AL Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25    3.63       2,945,000    VMIG-1
  1,500,000   Jefferson County, KY
              (Seven Counties Services Inc. Project) - Series 1999A
              LOC Fifth Third Bank                                              01/01/19    3.70       1,500,000     P-1      A1+
   2,500,000  Lakeview School District, MI 2002 School Building
              & Site Bonds GO Unlimited Tax - Series B                          05/01/32    3.56       2,500,000              A1+
   2,500,000  Latrobe, PA IDA RB (Diocese of Greensburg) - Series 2003
              LOC Allied Irish Bank PLC                                         06/01/33    3.60       2,500,000    VMIG-1
   3,000,000  Lexington-Fayette, KY (Roman Catholic Diocese
              of Lexington) - Series 2005A
              LOC Fifth Third Bank                                              10/01/32    3.58       3,000,000    VMIG-1    A1+
   1,740,000  Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (d)                                05/01/29    3.58       1,740,000
   4,800,000  Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank PLC                                         05/01/29    3.63       4,800,000    VMIG-1
   4,800,000  Marion County, FL Hospital District
              (Monroe Regional Health Systems) - Series 2000
              LOC Amsouth Bank                                                  10/01/30    3.58       4,800,000    VMIG-1
  1,500,000   Marion County, FL IDA
              (Chambrel at Pinecastle Project) - Series 2002
              Guaranteed by Federal National Mortgage Association               11/15/32    3.58       1,500,000               A1
  1,000,000   Marshall County, WV PCRB
              (Mountaineer Carbon Company Project) - Series 1985                12/01/20    3.65       1,000,000     P-1      A1+
  4,200,000   Missouri State HEFA RB (Rockhurst University)
              LOC Bank of America                                               11/01/32    3.64       4,200,000              A1+


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,150,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                       01/01/16    3.62%    $ 3,150,000               A1
  2,470,000   Morgan Stanley & Co., Incorporated Trust Floater Certificates
              Series 2000-402 Related to the Mercer County Inprovement
              Authority, NJ State Justice Complex RB Series 1978A               01/01/18    3.58       2,470,000    VMIG-1
  3,010,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                            04/01/20    3.57       3,010,000              A1+
  4,200,000   New Ulm, MN Hospital Refunding RB
              (The Health Central Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14    3.64       4,200,000              A1+
  1,000,000   New York City, NY GO Bonds - Series H-7
              LOC KBC Bank                                                      03/01/34    3.55       1,000,000    VMIG-1     A1
  1,000,000   New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series C
              Insured by FGIC                                                   06/15/22    3.62       1,000,000    VMIG-1    A1+
  2,000,000   New York City, NY Series I, Sub-Series I-8
              LOC Bank of America, N.A.                                         04/01/36    3.61       2,000,000    VMIG-1    A1+
  2,895,000   Oregon State Department of Administrative Services
              COPs - Series 2005B (ROCs II-R Trust Series 7017)
              Insured by FGIC                                                   11/01/23    3.60       2,895,000    VMIG-1
  1,200,000   Orlando & Orange County, FL Expressway Authority RB
              Sub-Series 2005C
              Insured by AMBAC Assurance Corporation                            07/01/40    3.53       1,200,000    VMIG-1     A1
  3,200,000   Palm Beach County, FL (Palm Beach County School Board)
              Insured by AMBAC Assurance Corporation                            08/01/29    3.55       3,200,000    VMIG-1    A1+
  3,900,000   Philadelphia, PA Authority IDRB
              (Girard Estate Aramark Tower Acquisition Project) - Series 2002
              LOC JPMorgan Chase Bank, N.A.                                     06/01/32    3.60       3,900,000              A1+
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC Bank of America, N.A.                                         06/01/25    3.63       7,350,000              A1+
  1,925,000   Pinellas County, FL Health Facility Authority RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America, N.A.                                         03/01/17    3.63       1,925,000              A1+
  4,000,000   Port Orange, FL RB (Palmer College) - Series 2002
              LOC LaSalle National Bank                                         10/01/32    3.57       4,000,000               A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,350,000   PUTTERs Series 1104 Custodial Reciepts Series 2005-7
              (New Jersey EDA School Facilities
              Construction Bonds) 2005 Series O
              LOC JPMorgan Chase Bank, N.A.                                     03/01/13    3.60%    $ 3,350,000    VMIG-1
  2,355,000   PUTTERs - Series 1167 (Pennsylvania Turnpike Commission -
              Series 2005A)
              Insured by FSA                                                    01/15/23    3.60       2,355,000    VMIG-1
  2,500,000   Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000
              Guaranteed by Texas Permanent School Fund                         08/15/24    3.57       2,500,000    VMIG-1    A1+
    950,000   Richmond, VA Capital Regional Airport Commission
              (Richmond International Airport) - Series 1995B
              Insured by AMBAC Assurance Corporation                            07/01/25    3.57         950,000    VMIG-1    A1+
  5,280,000   ROCs  II-R  Trust Series 2125
              (Related to Housing Authority of Newark,
              NJ Port Authority - Series 2004)
              Insured by MBIA Insurance Corp.                                   01/01/17    3.59       5,280,000              A1+
  7,500,000   Savannah, GA EDA RB
              (Savannah Country Day School) - Series 2004
              LOC Suntrust Bank                                                 09/01/29    3.57       7,500,000    VMIG-1
  2,100,000   Seminole County, FL IDA
              (Hospice of the Comforter Project)- Series 2006
              LOC Fifth Third Bank                                              12/01/25    3.56       2,100,000              A1+
  2,000,000   Shelby County, TN
              Health Educational & Housing Facilities Board Revenue
              (Americare Health Properties Project) - Series 2005
              LOC Fifth Third Bank                                              12/01/30    3.58       2,000,000     P-1      A1+
  2,995,000   Snohomish County, WA Public Utility District # 1
              Electric System Revenue Refunding Bonds - Series 2005
              (ROCs II-R Trust Series 6055)
              Insured by FSA                                                    12/01/22    3.60       2,995,000    VMIG-1
  5,000,000   South Carolina Jobs EDA RB
              (Anderson Area YMCA, Inc.) - Series 1999
              LOC Branch Bank & Trust                                           11/01/24    3.59       5,000,000     P-1      A1+
    500,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19    3.60         500,000    VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Sunshine State Governmental Financing
              Commission RB - Series 1986
              Insured by AMBAC Assurance Corporation                            07/01/16    3.64%    $ 2,000,000    VMIG-1
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) - Series 1997
              LOC Suntrust Bank                                                 08/01/22    3.57       1,000,000    VMIG-1    A1+
  2,500,000   TOCs (TICs/TOCs Trust - Series 2001-2) Commonwealth
              of Puerto Rico Public Improvement Bonds of 2001 - Series A
              Insured by FSA                                                    07/01/27    3.57       2,500,000              A1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corporation                             10/01/40    3.71       2,520,000              A1+
  1,575,000   Tulsa, OK IDA (Indian Health Care Resources Center of Tulsa)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14    3.75       1,575,000    VMIG-1    A1+
  1,695,000   University of Kansas Hospital Authority RB
              (KU Health System) - Series 2004
              LOC Harris Trust & Savings Bank                                   09/01/34    3.64       1,695,000              A1+
  3,900,000   University of Southern Indiana (Student Fee) - Series G
              LOC JPMorgan Chase Bank, N.A.                                     10/01/19    3.67       3,900,000    VMIG-1     A1
  2,250,000   Utah Transit Authority, Subordinated Sales Tax RB - Series 2006B
              LOC Fortis Bank                                                   06/15/36    3.57       2,250,000    VMIG-1    A1+
  1,470,000   Village of Channahon, IL RB (Morris Hospital) - Series 2003B
              LOC US Bank, N.A.                                                 12/01/32    3.59       1,470,000              A1+
    925,000   Virginia College Building Authority
              (University of Richmond Project) - Series 1996                    11/01/26    3.57         925,000    VMIG-1
  1,700,000   Washington County, PA  Authority Lease RB
              LOC Wachovia Bank, N.A.                                           12/15/18    3.60       1,700,000    VMIG-1
  1,750,000   Washington State HFC (Wesley Homes Project) - Series A
              LOC Bank of America, N.A.                                         01/01/36    3.60       1,750,000    VMIG-1
  1,400,000   Washington State Public Power Supply System
              (Nuclear Project #1) - Series 1993 1A-1
              LOC Bank of America, N.A.                                         07/01/17    3.58       1,400,000    VMIG-1    A1+
  3,000,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series 2004B                     05/01/34    3.56       3,000,000              A1+
-----------                                                                                         -----------
244,240,000   Total Variable Rate Demand Instruments                                                244,240,000
-----------                                                                                         -----------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2006

================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Variable Rate Demand Instruments - Private Placements (e) (4.79%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,269,000   Anaheim, CA MHRB
              (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15    4.95%    $ 3,269,000     P-1       A1
  2,234,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15    4.95       2,234,000     P-1       A1
  3,248,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15    4.95       3,248,000     P-1       A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14    4.95       1,500,000     P-1       A1
  4,030,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                         12/01/20    3.66       4,030,000     P-1       A1
  1,470,000   St. Cloud, MN (Kelly Inn Project)
              LOC U.S. Bank, N.A,                                               04/01/13    3.74       1,470,000     P-1      A1+
  1,776,400   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15    5.36       1,776,400     P-1      A1+
-----------                                                                                         ------------
 17,527,400   Total Variable Rate Demand Instruments - Private Placements                             17,527,400
-----------                                                                                         ------------
              Total Investments (99.58%) (cost $364,205,913+)                                        364,205,913
              Cash and other assets, in excess of liabilities (0.42%)                                  1,523,460
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $365,729,373
                                                                                                    ============

              + Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:
      AMT     =   Alternate Minimum Tax                         LOC     =   Letter of Credit
      BAN     =   Bond Anticipation Note                        MHRB    =   Multi-Family Housing Revenue Bond
      COPs    =   Certificates of Participation                 PCRB    =   Pollution Control Revenue Bond
      EDA     =   Economic Development Authority                RB      =   Revenue Bond
      EDC     =   Economic Development Corporation              RDRB    =   Residential Development Revenue Bond
      EDRB    =   Economic Development Revenue Bond             RN      =   Revenue Notes
      FGIC    =   Financial Guaranty Insurance Company          ROCs    =   Reset Option Certificates
      FSA     =   Financial Security Assurance                  RRB     =   Resource Recovery Bond
      GO      =   General Obligation                            TICs    =   Trust Inverse Certificates
      HEFA    =   Health and Education Facilities Authority     TOCs    =   Tender Option Certificates
      HFC     =   Housing Finance Commission                    TRs     =   Trust Receipts
      HRB     =   Hospital Revenue Bond                         TRAN    =   Tax and Revenue Anticipation Note
      IDA     =   Industrial Development Authority              TRPN    =   Tax and Revenue Promissory Notes
      IDRB    =   Industrial Development Revenue Bond


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
OCTOBER 31, 2006

================================================================================

------------------------- ---------------------------- -------------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Alabama                           $  14,795,000                     4.06%
Alaska                                3,115,000                     0.86
Arizona                              12,350,000                     3.39
California                            8,751,000                     2.40
Colorado                              5,000,000                     1.37
Connecticut                           3,010,000                     0.83
Florida                              46,520,000                    12.77
Georgia                               9,400,000                     2.58
Illinois                             19,870,000                     5.46
Indiana                              14,931,018                     4.10
Kansas                                1,695,000                     0.47
Kentucky                              4,500,000                     1.24
Maryland                             17,680,000                     4.85
Massachusetts                         3,700,000                     1.02
Michigan                             16,245,186                     4.46
Minnesota                            21,834,210                     5.99
Missouri                              4,200,000                     1.15
New Jersey                           11,100,000                     3.05
New York                              4,000,000                     1.10
North Carolina                        1,000,000                     0.27
Ohio                                 25,085,725                     6.89
Oklahoma                              1,575,000                     0.43
Oregon                                2,895,000                     0.79
Pennsylvania                         10,455,000                     2.87
Puerto Rico                           2,500,000                     0.69
South Carolina                        5,000,000                     1.37
Tennessee                             4,030,000                     1.11
Texas                                19,380,000                     5.32
Utah                                  4,026,400                     1.11
Virginia                              9,470,000                     2.60
Washington                            6,145,000                     1.69
West Virginia                         1,000,000                     0.27
Wisconsin                            46,427,374                    12.75
Other Territories                     2,520,000                     0.69
------------------------- ---------------------------- -------------------------------
Total                             $ 364,205,913                   100.00%
------------------------- ---------------------------- -------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2006

================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)..............................        $   364,205,913
   Cash ..............................................................................                947,268
   Accrued interest receivable........................................................              2,386,871
   Prepaid expenses...................................................................                 37,527
   Other receivables..................................................................                    434
                                                                                              ---------------
      Total assets....................................................................            367,578,013
                                                                                              ---------------

LIABILITIES
   Payable to affiliates*.............................................................                119,550
   Payable for securities purchases...................................................              1,301,118
   Accrued expenses...................................................................                 95,359
   Dividends payable..................................................................                332,613
                                                                                              ---------------
      Total liabilities...............................................................              1,848,640
                                                                                              ---------------
   Net assets.........................................................................        $   365,729,373
                                                                                              ===============

SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)............................        $   365,743,840
   Accumulated net realized loss......................................................                (14,467)
                                                                                              ---------------
   Net assets.........................................................................        $   365,729,373
                                                                                              ===============
   Net asset value, per share (Note 3):

     Class A shares, ($91,506,080 applicable to 91,551,511 shares outstanding)........            $      1.00
                                                                                                  ===========
     Class B shares, ($217,594,079 applicable to 217,702,112 shares outstanding)......            $      1.00
                                                                                                  ===========
     Thornburg shares, ($13,077,182 applicable to 13,083,675 shares outstanding)......            $      1.00
                                                                                                  ===========
     First Southwest shares, ($43,552,032 applicable to 43,573,655 shares outstanding)            $      1.00
                                                                                                  ===========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2006

================================================================================

INVESTMENT INCOME

Income:
    Interest................................................................................   $   12,420,990
                                                                                               --------------
Expenses: (Note 2)
    Investment management fee...............................................................        1,205,084
    Administration fee......................................................................          778,669
    Distribution fee (First Southwest shares)...............................................          139,354
    Shareholder servicing fee (Class A shares)..............................................          233,307
    Shareholder servicing fee (Thornburg shares)............................................           33,621
    Shareholder servicing fee (First Southwest shares)......................................          139,354
    Custodian expenses......................................................................           28,474
    Shareholder servicing and related shareholder expenses+.................................          233,248
    Legal, compliance and filing fees.......................................................          575,565
    Audit and accounting....................................................................          198,325
    Directors' fees and expenses............................................................           49,656
    Other Expenses..........................................................................           20,539
                                                                                               --------------
       Total expenses.......................................................................        3,635,196
              Fees waived...................................................................         (383,648)
                                                                                               --------------
       Net expenses.........................................................................        3,251,548
                                                                                               --------------
Net investment income.......................................................................        9,169,442


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................          -0-
                                                                                               --------------
Increase in net assets from operations......................................................   $    9,169,442
                                                                                               ==============

+ Includes class specific transfer agency expenses of $46,657, $114,666 and $6,726 for Class A, Class B and Thornburg shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED OCTOBER 31, 2006 AND 2005

================================================================================

                                                                          2006                     2005
                                                                     --------------           --------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income.........................................    $    9,169,442           $    4,431,657
   Net realized gain (loss) on investments.......................           -0-                       10,676
                                                                     --------------           --------------
   Increase in net assets from operations........................         9,169,442                4,442,333

Dividends to shareholders from net investment income: *
   Class A shares................................................        (2,180,201)              (1,114,137)
   Class B shares................................................        (5,400,025)              (2,668,882)
   Thornburg shares..............................................          (318,269)                (101,858)
   First Southwest shares........................................        (1,270,947)                (546,780)
                                                                     --------------           --------------
   Total dividend to shareholders................................        (9,169,442)              (4,431,657)
                                                                     --------------           --------------
Capital share transactions (Note 3):
   Class A shares................................................       (20,617,359)               2,994,097
   Class B shares................................................        27,624,996              (33,770,996)
   Thornburg shares..............................................         2,658,348                1,208,020
   First Southwest shares........................................       (23,191,523)              23,907,949
                                                                     --------------           --------------
   Total capital share transactions..............................       (13,525,538)              (5,660,930)
                                                                     --------------           --------------
       Total increase (decrease).................................       (13,525,538)              (5,650,254)

Net assets:
   Beginning of year.............................................       379,254,911              384,905,165
                                                                     --------------           --------------
   End of year...................................................    $  365,729,373           $  379,254,911
                                                                     ==============           ==============
   Undistributed net investment income...........................    $      -0-               $      -0-
                                                                     ==============           ==============

* Designated as exempt-interest dividends for federal income tax purposes.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================

1. Summary of Accounting Policies

Daily Tax Free Income Fund, Inc. is a diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at an annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the year ended October 31, 2006, the Manager, Distributor and Transfer Agent voluntarily waived the following fees:

Administration fees                                     $ 283,637
Distribution fees - First Southwest shares                 94,761
Transfer Agency Fees - Class A shares                       5,250
                                                        ---------
Total                                                   $ 383,648
                                                        =========

The Manager, Distributor and Transfer Agent have no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $850 per meeting attended (there are five scheduled Board Meetings each year). In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose Audit Committee he serves and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. Effective January 1, 2006, the Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $152,266 paid to Reich & Tang Services, Inc., ("the Transfer Agent"), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, B and Thornburg shares of the Fund. For the year ended October 31, 2006 these fees amounted to an annual rate of 0.04%, 0.05%, and 0.05%, respectively, of the monthly average net assets of Class A, Class B and Thornburg shares of the Fund, respectively.

3. Capital Stock

At October 31, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:

                                                      Year                                Year
                                                      Ended                              Ended
Class A shares                                  October 31, 2006                    October 31, 2005
--------------                                  ----------------                    ----------------
Sold......................................          435,110,820                        398,308,622
Issued on reinvestment of dividends.......            1,953,477                            971,869
Redeemed..................................         (457,681,656)                      (396,286,394)
                                                 --------------                     --------------
Net increase (decrease)...................          (20,617,359)                         2,994,097
                                                 ==============                     ==============
Class B shares
--------------
Sold......................................          866,929,583                        775,692,462
Issued on reinvestment of dividends.......            4,394,624                          2,073,588
Redeemed..................................         (843,699,211)                      (811,537,046)
                                                 --------------                     --------------
Net increase (decrease)...................           27,624,996                        (33,770,996)
                                                 ==============                     ==============

Thornburg shares
----------------
Sold......................................           41,017,815                         15,912,301
Issued on reinvestment of dividends.......              310,620                             97,368
Redeemed..................................          (38,670,087)                       (14,801,649)
                                                 --------------                     --------------
Net increase (decrease)...................            2,658,348                          1,208,020
                                                 ==============                     ==============

First Southwest shares
----------------------
Sold......................................          175,033,642                        239,668,492
Issued on reinvestment of dividends.......            1,270,927                            546,554
Redeemed..................................         (199,496,092)                      (216,307,097)
                                                 --------------                     --------------
Net increase (decrease)...................          (23,191,523)                        23,907,949
                                                 ==============                     ==============


4. Tax Information

The tax character of all dividends paid during the years ended October 31, 2006 and 2005 were tax exempt income. At October 31, 2006, the Fund had unused capital loss carry forwards of $14,467, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, such losses expire in varying amounts through October 31, 2010.

At October 31, 2006, the Fund had no distributable earnings.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

4. Tax Information (Continued)

In June 2006,  the  Financial  Accounting  Standards  Board  (FASB)  issued FASB
Interpretation No. 48 - Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. FASB interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact FASB
Interpretation No. 48 will have on the Fund's financial statements.

5. Financial Highlights
                                                                     Year Ended October 31,
                                               ------------------------------------------------------------------
Class A shares                                    2006          2005          2004          2003          2002
--------------                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................      0.023         0.012         0.002         0.002         0.007
   Net realized and unrealized gain (loss)
     on investments.........................       --           0.000          --           0.000         0.000
                                               ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........      0.023         0.012         0.002         0.002         0.007
                                               ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.....     (0.023)       (0.012)       (0.002)       (0.002)       (0.007)
   Net realized gains on investments........       --            --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------
   Total distributions......................     (0.023)       (0.012)       (0.002)       (0.002)       (0.007)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ==========    ==========    ==========    ==========    ==========
Total Return................................      2.38%         1.19%         0.22%         0.25%         0.73%
Ratios/Supplemental Data
Net assets, end of year (000's).............   $  91,506     $ 112,115     $ 109,120     $ 109,926     $ 128,709
Ratios to average net assets:
   Expenses, net of fees waived (a).........      1.01%         1.01%         1.00%         1.00%         0.97%
   Net investment income....................      2.34%         1.17%         0.22%         0.25%         0.73%
   Administration fees waived...............      0.08%          --            --            --            --
   Expenses paid indirectly.................       --           0.00%         0.00%         0.00%         0.00%
   Shareholder servicing fees waived........       --            --           0.02%         0.04%          --
   Transfer Agency fees waived..............      0.01%          --            --            --            --

(a) Includes expenses paid indirectly if applicable



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                     Year Ended October 31,
                                               ------------------------------------------------------------------
Class B shares                                    2006          2005          2004          2003          2002
--------------                                 ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................      0.026         0.014         0.005         0.005         0.010
   Net realized and unrealized gain (loss)
     on investments.........................       --           0.000          --           0.000         0.000
                                               ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........      0.026         0.014         0.005         0.005         0.010
                                               ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.....     (0.026)       (0.014)       (0.005)       (0.005)       (0.010)
   Net realized gains on investments........       --            --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------
   Total distribution.......................     (0.026)       (0.014)       (0.005)       (0.005)       (0.010)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ==========    ==========    ==========    ==========    ==========
Total Return................................      2.63%         1.44%         0.47%         0.49%         1.05%
Ratios/Supplemental Data
Net assets, end of year (000's).............   $ 217,594     $ 189,986     $ 223,736     $ 275,687     $ 262,311
Ratios to average net assets:
   Expenses (a).............................      0.77%         0.77%         0.75%         0.75%         0.66%
   Net investment income....................      2.59%         1.40%         0.46%         0.49%         1.05%
   Administration fees waived...............      0.08%          --            --            --            --
   Expenses paid indirectly.................       --           0.00%         0.00%         0.00%         0.00%


(a) Includes expenses paid indirectly if applicable









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                                                     Year Ended October 31,
                                               ------------------------------------------------------------------
Thornburg shares                                  2006          2005          2004          2003          2002
---------------                                ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income....................      0.023         0.012         0.002         0.002         0.007
   Net realized and unrealized gain (loss)
     on investments.........................       --           0.000          --           0.000         0.000
                                               ----------    ----------    ----------    ----------    ----------
   Total from investment operations.........      0.023         0.012         0.002         0.002         0.007
                                               ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.....     (0.023)       (0.012)       (0.002)       (0.002)       (0.007)
   Net realized gains on investments........       --            --            --            --            --
                                               ----------    ----------    ----------    ----------    ----------
   Total distribution.......................     (0.023)       (0.012)       (0.002)       (0.002)       (0.007)
                                               ----------    ----------    ----------    ----------    ----------
Net asset value, end of year................   $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               ==========    ==========    ==========    ==========    ==========
Total Return................................      2.38%         1.19%         0.22%         0.25%         0.73%
Ratios/Supplemental Data
Net assets, end of year (000's).............   $  13,077     $  10,420     $   9,213     $  11,572     $   8,277
Ratios to average net assets:
   Expenses, net fees waived (a)............      1.01%         1.01%         1.00%         1.00%         0.97%
   Net investment income....................      2.37%         1.17%         0.22%         0.25%         0.73%
   Administration fees waived...............      0.08%          --            --            --            --
   Expenses paid indirectly.................       --           0.00%         0.00%         0.00%         0.00%
   Shareholder servicing fees waived........       --            --           0.02%         0.04%          --

(a) Includes expenses paid indirectly









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights (Continued)

                                                                                                                     August 5, 2002
                                                                           Years Ended October 31,                  (Commencement of
                                                             ----------------------------------------------------     Offering) to
First Southwest shares                                          2006          2005          2004          2003      October 31, 2002
----------------------                                       ----------    ----------    ----------    ----------   ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......................  $  1.00       $  1.00       $  1.00       $  1.00         $  1.00
                                                             ----------    ----------    ----------    ----------      ----------
Income from investment operations:
   Net investment income...................................     0.023         0.012         0.002         0.002           0.002
   Net realized and unrealized gain (loss)
     on investments........................................      --           0.000          --           0.000           0.000
                                                             ----------    ----------    ----------    ----------      ----------
   Total from investment operations........................     0.023         0.012         0.002         0.002           0.002
                                                             ----------    ----------    ----------    ----------      ----------
Less distributions:
   Dividends from net investment income....................    (0.023)       (0.012)       (0.002)       (0.002)         (0.002)
   Net realized gains on investments.......................      --            --            --            --              --
                                                             ----------    ----------    ----------    ----------      ----------
   Total distribution......................................    (0.023)       (0.012)       (0.002)       (0.002)         (0.002)
                                                             ----------    ----------    ----------    ----------      ----------
Net asset value, end of period.............................  $  1.00       $  1.00       $  1.00       $  1.00         $  1.00
                                                             ==========    ==========    ==========    ==========      ==========
Total Return...............................................     2.34%         1.18%         0.19%         0.23%           0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)..........................  $  43,552     $  66,733     $  42,836     $  36,691       $  19,318
Ratios to average net assets:
   Expenses, net of fees waived (b)........................     1.04%         1.04%         1.03%         1.02%           1.03%(c)
   Net investment income...................................     2.28%         1.20%         0.20%         0.19%           0.63%(c)
   Administration fees waived..............................     0.08%          --            --            --              --
   Expenses paid indirectly................................      --           0.00%         0.00%         0.00%           0.00%(c)
   Shareholder servicing fees and distribution fees waived.     0.17%         0.17%         0.17%         0.19%           0.08%(c)


(a) Not annualized
(b) Includes expenses paid indirectly if applicable
(c) Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================


To The Board of Directors and Shareholders of
Daily Tax Free Income Fund, Inc.



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Daily Tax Free Income Fund, Inc. (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
December 14, 2006











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

                                                 Directors and Officers Information
                                                         October 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
---------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,    Director      Since 2006    Certified Public Accountant and    Director/Trustee of    Trustee of
Age 56                                               Partner of Hays and Company LLP    of twelve portfolios   the Empire
                                                     since 1980.                                                 Builder
                                                                                                                Tax Free
                                                                                                                Bond Fund
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Dr. W. Giles Mellon,     Director      Since 1982    Professor Emeritus of Business     Director/Trustee           N/A
Age 75                                               Administration in the Graduate     eleven portfolios
                                                     School of Management, Rutgers
                                                     University with which he has
                                                     been associated with since
                                                     1966.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Robert Straniere,        Director      Since 1983    Owner, Straniere Law Firm since    Director/Trustee of      WPG Funds
Esq., Age 65                                         1980, NYS Assemblyman from 1981    eleven portfolios         Group
                                                     to 2004 and counsel at Fisher,
                                                     Fisher & Berger since 1995.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Dr. Yung Wong,           Director      Since 1982    Managing Director of Abacus        Director/Trustee of        N/A
Age 67                                               Associates, an investment firm,    eleven portfolios
                                                     since 1996.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                 Directors and Officers Information
                                                         October 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
---------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,          President     Since 1994    Manager and President of Reich     Director/Trustee and/      None
Age 52                      and                      & Tang Asset Management, LLC       or Officer of sixteen
                        Director(4)                  ("RTAM, LLC"), a registered        portfolios
                                                     Investment Advisor and President
                                                     of the Mutual Funds Division of
                                                     RTAM, LLC. Associated with RTAM,
                                                     LLC since 1994. Mr. Duff is also
                                                     President and Director/Trustee
                                                     of eight other funds in the
                                                     Reich & Tang Fund Complex,
                                                     Director of Pax World Money
                                                     Market Fund, Inc., Principal
                                                     Executive Officer of Delafield
                                                     Fund, Inc. and President and
                                                     Chief Executive Officer of Tax
                                                     Exempt Proceeds Fund, Inc. Mr.
                                                     Duff also serves as a Director
                                                     of Reich & Tang Services, Inc.
                                                     and Reich & Tang Distributors,
                                                     Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Richard De Sanctis,        Vice        Since 2005    Executive Vice President and CFO           N/A                N/A
Age 50                   President                   of RTAM LLC.  Associated with
                                                     RTAM, LLC since 1990.  Mr. De
                         Treasurer    1992 to 2004   Sanctis is Vice President of ten
                            and                      other funds in the Reich & Tang
                         Assistant                   Fund Complex, Vice President and
                         Secretary                   Assistant Secretary of Cortland
                                                     Trust, Inc. and serves as
                                                     Executive Vice President and
                                                     Chief Financial Officer of Reich
                                                     & Tang Services, Inc. and Reich
                                                     & Tang Distributors, Inc.  Prior
                                                     to December 2004, Mr. De Sanctis
                                                     was Treasurer and Assistant
                                                     Secretary of eleven funds in the
                                                     Reich & Tang Fund Complex and
                                                     Vice President, Treasurer and
                                                     Assistant Secretary of Cortland
                                                     Trust, Inc.
---------------------------------------------------------------------------------------------------------------------------
Dawn Fischer,              Vice        Since 1985    Managing Director of Thornburg             N/A                N/A
Age 59                   President                   Investment Management, Inc. with
                                                     which she has been associated
                                                     since 1982. Ms. Fischer is
                                                     also Secretary and Assistant
                                                     Treasurer of Thornburg
                                                     Investment Trust.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                 Directors and Officers Information
                                                         October 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------
Molly Flewharty,           Vice        Since 1983    Senior Vice President of RTAM,             N/A                N/A
Age 55                   President                   LLC. Associated with RTAM, LLC
                                                     since 1977. Ms. Flewharty is
                                                     also Vice President of eleven
                                                     other funds in the Reich & Tang
                                                     Fund Complex. Ms. Flewharty also
                                                     serves as Senior Vice President
                                                     of  Reich & Tang Distributors,
                                                     Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Rosanne Holtzer,           Chief       Since 2004    Senior Vice President,                     N/A                N/A
Age 42                   Compliance                  Compliance Officer and Assistant
                          Officer                    Secretary of RTAM, LLC.
                                       Since 2001    Associated with RTAM, LLC since
                         Secretary                   1986. Ms. Holtzer is also Chief
                                       Since 1998    Compliance Officer, Secretary
                         Assistant                   and Assistant Treasurer of
                         Treasurer                   eleven other funds in the Reich
                                                     & Tang Fund Complex.  Ms.
                                                     Holtzer also serves as Senior
                                                     Vice President, Assistant
                                                     Secretary & Compliance Officer
                                                     of Reich & Tang Distributors,
                                                     Inc. and Senior Vice President,
                                                     Assistant Secretary & Chief
                                                     Compliance Officer of Reich &
                                                     Tang Services, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Michael Lydon,             Vice        Since 2005    Executive Vice President and               N/A                N/A
Age 43                   President                   Chief Operations Officer of
                                                     RTAM, LLC. Associated with RTAM,
                                                     LLC since January 2005. Mr.
                                                     Lydon was Vice President at
                                                     Automatic Data Processing from
                                                     July 2000 to December 2004.
                                                     Prior to July 2000, Mr. Lydon
                                                     was Executive Vice President and
                                                     Chief Information Officer of
                                                     RTAM, LLC. Mr. Lydon is also
                                                     Vice President of eleven other
                                                     funds in the Reich & Tang Fund
                                                     Complex. Mr. Lydon also serves
                                                     as Executive Vice President and
                                                     Chief Operations Officer for
                                                     Reich & Tang Distributors, Inc.
                                                     and Reich & Tang Services, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                 Directors and Officers Information
                                                         October 31, 2006(1)
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
  Name, Address(2),     Position(s)     Term of          Principal Occupation(s)      Number of Portfolios in     Other
       and Age           Held with       Office                During Past                  Fund Complex      Directorships
                            Fund      and Length of              5 Years                Overseen by Director     held by
                                          Time                                                                   Director
                                        Served(3)
---------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers (Continued):
---------------------------------------------------------------------------------------------------------------------------
Dana E. Messina,           Vice        Since 1982    Executive Vice President of RTAM,          N/A                N/A
Age 50                   President                   LLC.  Associated with RTAM, LLC
                                                     since 1980.  Ms. Messina is also
                                                     Vice President of eight other
                                                     funds in the Reich & Tang Fund
                                                     Complex. Ms. Messina also serves
                                                     as Executive Vice President of
                                                     Reich & Tang Distributors, Inc.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------
Anthony Pace,            Treasurer     Since 2004    Vice President of RTAM, LLC                N/A                N/A
Age 41                      and                      since September 2004. Mr. Pace
                         Assistant                   was a Director of a Client
                         Secretary                   Service Group at GlobeOp
                                                     Financial Services, Inc. from
                                                     May 2002 to August 2004 and
                                                     Controller/Director of Mutual
                                                     Fund Administration for Smith
                                                     Barney Funds Management LLC and
                                                     Salomon Brothers Asset
                                                     Management Inc. from 1998 to May
                                                     2002. Mr. Pace is also Treasurer
                                                     and Assistant Secretary of
                                                     eleven other funds in the Reich
                                                     & Tang Fund Complex.
---------------------- ------------- -------------- --------------------------------- ----------------------- -------------

(1) The Statement of Additional Information includes additional information about Daily Tax Free Income Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------



Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent

     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DTF10/06A

    DAILY
    TAX FREE
    INCOME
    FUND, INC.















                                                   Annual Report
                                                  October 31, 2006

ITEM 2: CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


                                    FYE 10/31/2006                     FYE 10/31/2005

4(a)     Audit Fees                 $35,000                               $35,000
4(b)     Audit Related Fees         $     0                               $     0
4(c)     Tax Fees                   $ 3,750                               $ 3,465
4(d)     All Other Fees             $     0                               $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2006. $3,465 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended October 31, 2005.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:  SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated  issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 11: EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*          /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary
Date: January 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President
Date: January 3, 2007

By (Signature and Title)*           /s/ Anthony Pace
                                    -----------------
                                    Anthony Pace, Treasurer
Date: January 3, 2007

* Print the name and title of each signing officer under his or her signature.